Financial instruments, Interest-bearing loans and borrowings (Details) £ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)	Nov. 06, 2020 USD ($) Tranche
Financial liabilities: interest-bearing loans and borrowings [Abstract]
Borrowings | £		£ 37,226	£ 36,654
Oxford Finance Agreement [Member]
Financial liabilities: interest-bearing loans and borrowings [Abstract]
Borrowings, maximum capacity				$ 100
Number of tranches | Tranche				3
Maturity date for monthly payments of principal and interest	Nov. 30, 2025
Accrued interest and a prepayment fee	$ 10
Oxford Finance Agreement [Member] | LIBOR [Member]
Financial liabilities: interest-bearing loans and borrowings [Abstract]
Borrowings, interest rate		8.85%
Oxford Finance Agreement [Member] | LIBOR [Member] | Bottom of Range [Member]
Financial liabilities: interest-bearing loans and borrowings [Abstract]
Borrowings, interest rate		9.01%
Oxford Finance Agreement [Member] | LIBOR [Member] | Top of Range [Member]
Financial liabilities: interest-bearing loans and borrowings [Abstract]
Borrowings, interest rate		12.01%
Oxford Finance Agreement, Tranche One [Member]
Financial liabilities: interest-bearing loans and borrowings [Abstract]
Borrowings				$ 50
Oxford Finance Agreement, Tranche Two [Member]
Financial liabilities: interest-bearing loans and borrowings [Abstract]
Borrowings				25
Oxford Finance Agreement, Tranche Three [Member]
Financial liabilities: interest-bearing loans and borrowings [Abstract]
Borrowings, remaining amount				$ 25